Annual Total Returns - Fidelity® Intermediate Treasury Bond Index Fund [BarChart] - 02.28 Fidelity Treasury Bond Index Funds Combo Pro-07 - Fidelity® Intermediate Treasury Bond Index Fund - Fidelity Intermediate Treasury Bond Index Fund
Apr. 29, 2022
Bar Chart Table:
Annual Return 2012	3.42%
Annual Return 2013	(4.70%)
Annual Return 2014	6.41%
Annual Return 2015	1.67%
Annual Return 2016	0.96%
Annual Return 2017	2.28%
Annual Return 2018	1.24%
Annual Return 2019	7.25%
Annual Return 2020	9.10%
Annual Return 2021	(3.00%)